OTHER CURRENT ASSETS - SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	$ 16,406	$ 9,807
Prepaid expenses	2,257	2,087
Other current assets	35,176	29,197
Trade receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables	$ 16,513	$ 17,303